Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2020
Credit Loss, Additional Improvements [Abstract]
Schedule of accounts receivable and allowance for doubtful accounts
	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
Accounts receivable	130,376	232,027	35,559
Less: allowance for doubtful accounts	(10,266)	(3,813)	(584)
Accounts receivable, net	120,110	228,214	34,975

Schedule of analysis of the allowance for doubtful accounts
	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Balance, beginning of year	2,606	9,432	10,266	1,573
Bad debt allowances from acquisition	-	-	1,800	276
Additions	6,826	834	-	-
Recovery	-	-	(8,253)	(1,265)
Balance, end of year	9,432	10,266	3,813	584